Goodwill and other intangible assets - Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 11,302	$ 11,236
Acquisitions		9
Dispositions	(7)	(16)
Currency translations	(441)	73
Ending balance	10,854	11,302
Canadian Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,557	2,555
Acquisitions		2
Ending balance	2,557	2,557
Caribbean Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,719	1,727
Dispositions	(3)	(16)
Currency translations	(116)	8
Ending balance	1,600	1,719
Canadian Wealth Management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	587	579
Acquisitions		6
Currency translations	(10)	2
Ending balance	577	587
Global asset management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,001	1,985
Currency translations	(37)	16
Ending balance	1,964	2,001
U.S. Wealth Management (including City National) [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,978	2,943
Acquisitions		1
Currency translations	(210)	34
Ending balance	2,768	2,978
International wealth management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	121	120
Dispositions	(4)
Currency translations	(2)	1
Ending balance	115	121
Insurance [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	112	112
Ending balance	112	112
Investor & Treasury Services [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	149	148
Currency translations	(1)	1
Ending balance	148	149
Capital Markets [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,078	1,067
Currency translations	(65)	11
Ending balance	$ 1,013	$ 1,078